As filed with the Securities and Exchange Commission on December 16, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2011

Date of reporting period:  October 31, 2010

Item 1. Schedule of Investments.

Mexico Equity & Income Fund, Inc.
Schedule of Investments
October 31, 2010 (Unaudited)

	Shares		Value
COMMON STOCKS - 93.94%

Airlines - 2.31%
Grupo Aeroportuario del Centro Norte, S.A. de C.V.	500,000		$943,877
Grupo Aeroportuario del Pacifico, S.A. de C.V. - Class B	267,000		993,574
			1,937,451
Beverages - 3.51%
Emboteladoras Arca, S.A.	287,000		1,185,374
Grupo Continental, S.A.	620,500		1,760,797
			2,946,171
Cement - 0.52%
Cemex, S.A. de C.V. CPO (a)	500,000		438,128
Chemicals - 4.11%
Mexichem, S.A. de C.V.	1,090,459		3,449,411
Commercial Banks - 0.76%
Grupo Financiero Banorte, S.A. de C.V. - Class O	400,000		1,706,187
Commercial Services & Supplies - 1.39%
Promotora Ambiental, S.A. de C.V. (a)	1,277,145		1,163,580
Construction & Engineering - 9.35%
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	606,200		1,597,976
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	1,881,985		2,441,643
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	1,180,000		3,810,058
			7,849,677
Consumer Finance - 1.36%
Financiera Independencia S.A.B. de C.V.	1,178,731		1,139,783
Financial Groups - 3.36%
Corporativo Actinver, S.A. (a)	748,800		636,735
GBM Grupo Bursatil Mexicano, S.A. de C.V. Casa de Bolsa	2,781,828		1,115,164
			1,751,899
Food & Staples Retailing - 5.05%
Wal-Mart de Mexico, S.A. de C.V. - Class V	1,548,200		4,235,358
Food Products - 1.04%
Grupo Herdez, S.A.B.	565,600		874,875
Hotels, Restaurants & Leisure - 4.92%
Grupe, S.A. de C.V. (a)	3,227,286		4,129,504
Household Durables - 4.88%
Corporativo Geo S.A. de C.V. (a)	1,289,500		4,092,606
Household Products - 4.18%
Kimberly-Clark de Mexico S.A.B. de C.V.	558,700		3,506,580
Industrial Conglomerates - 4.03%
Alfa, S.A. - Class A	408,000		3,383,810
Insurance - 1.86%
Qualita Compania de Seguros	1,896,351		1,558,792
Metals & Mining - 10.51%
Grupo Mexico, S.A. - Series B	1,748,098		5,749,130
Industrias Penoles, S.A.	108,200		3,065,755
			8,814,885
Pharmaceuticals - 8.24%
Genomma Lab Internacional SA (a)	3,181,000		6,911,745
Retail - 0.75%
El Puerto De Liver	110,000		632,402
Wireless Telecommunication Services - 21.81%
America Movil, S.A. de C.V. - Class L	6,383,799		18,301,465
TOTAL COMMON STOCKS (Cost $71,826,419)			$78,824,309

CAPITAL DEVELOPMENT CERTIFICATES - 2.96%
Atlas Discovery Trust II	300,000		$2,481,891
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,317,515)			$2,481,891

	Principal
	Amount		Value
CORPORATE BONDS - 0.59%
Urbi, Desarrollos Urbanos, S.A. de C.V.
8.500%, 04/19/2016	$461,300		495,897
TOTAL CORPORATE BONDS (Cost $386,992)			$495,897
FOREIGN GOVERNMENT NOTE/BONDS - 1.40%
Mexico-United Mexican Sts
8.125%, 12/30/2019	$865,000		1,176,400
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,173,986)			$1,176,400
SHORT TERM INVESTMENTS - 0.78%
Commercial Paper - 0.78%
Mexican INAFIN
0.000% Coupon, 4.666% Effective Yield, 11/03/2010 (b)	2,948,100	*	238,691
Mexican INAFIN
0.000% Coupon, 4.698% Effective Yield, 11/04/2010 (b)	5,115,481	*	414,120
			652,811
Money Market Funds - 0.49%
First American Treasury Obligation - Class A	$416,256		416,256
TOTAL SHORT TERM INVESTMENTS (Cost $1,064,674)			$1,069,067
Total Investments (Cost $76,769,586) - 100.16%			$84,047,564
Liabilities in Excess of Other Assets - (0.16)%			(136,457)
TOTAL NET ASSETS - 100.00%			$83,911,107

Footnotes
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
* Principal amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at October 31, 2010 was as follows:

Cost of investments**					$76,769,586
Gross unrealized appreciation					10,975,456
Gross unrealized depreciation					(3,697,478)
Net unrealized depreciation					$7,277,978

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at October 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Equity
Airlines	$1,937,451	$—	$—		$1,937,451
Beverages	2,946,171	—	—		2,946,171
Cement	438,128	—	—		438,128
Chemicals	3,449,411	—	—		3,449,411
Commercial Banks	2,342,922	—	—		2,342,922
Commercial Services & Supplies	1,163,580	—	—		1,163,580
Construction & Engineering	7,849,677	—	—		7,849,677
Consumer Finance	1,139,783	—	—		1,139,783
Financial Groups	1,115,164	—	—		1,115,164
Food & Staples Retailing	4,235,358	—	—		4,235,358
Food Products	874,875	—	—		874,875
Hotels, Restaurants & Leisure	4,129,504	—	—		4,129,504
Household Durables	4,092,606	—	—		4,092,606
Household Products	3,506,580	—	—		3,506,580
Industrial Conglomerates	3,383,810	—	—		3,383,810
Insurance	1,558,792	—	—		1,558,792
Metals & Mining	8,814,885	—	—		8,814,885
Pharmaceuticals	6,911,745	—	—		6,911,745
Retail	632,402	—	—		632,402
Wireless Telecommunication Services	18,301,465	—	—		18,301,465
Total Equity	78,824,309	—	—	—	78,824,309

Capital Development Certificates	—	2,481,891			2,481,891

Mexican Government Bonds	—	1,176,400	—		1,176,400

Corporate Bonds
Housing	—	495,897	—		495,897

Short-Term Investments	416,256	652,811	—		1,069,067
Total Investments in Securities	$79,240,565	$4,806,999	$—	$—	$84,047,564

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engaged in hedging activities during the period ended October 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Mexico Equity and Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    December 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    December 10, 2010

By (Signature and Title)*    /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date    December 14, 2010

* Print the name and title of each signing officer under his or her signature.